UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-07692

Name of Fund:	Legg Mason Investors Trust, Inc.
Fund Address:	100 Light Street
Baltimore, MD 21202

Name and address of agent for service:	Richard M. Wachterman, Esq.
Legg Mason & Co., LLC
100 Light Street
Baltimore, MD 21202
Registrant’s telephone number, including area code: (410) 539-0000
Date of fiscal year end: 3/31/2007
Date of reporting period: 6/30/2006

Item 1 - Schedule of Investments
Portfolio of Investments
American Leading Companies Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 99.1%
Consumer Discretionary — 16.6%
Household Durables — 4.1%
Centex Corporation	250	$12,575
Koninklijke (Royal) Philips Electronics N.V. – ADR	63	1,962
Pulte Homes, Inc.	600	17,274

		31,811

Internet and Catalog Retail — 5.3%
Amazon.com, Inc.	350	13,538	A
Expedia, Inc.	675	10,105	A
IAC/InterActiveCorp	425	11,258	A
Liberty Media Holding Corp – Interactive	360	6,213	A

		41,114

Leisure Equipment and Products — 0.9%
Eastman Kodak Company	300	7,134

Media — 3.0%
The DIRECTV Group, Inc.	900	14,850	A
Time Warner Inc.	480	8,304

		23,154

Specialty Retail — 3.3%
The Home Depot, Inc.	300	10,737
The TJX Companies, Inc.	630	14,402

		25,139

Consumer Staples — 5.6%
Beverages — 1.0%
The Pepsi Bottling Group, Inc.	225	7,234

Food and Staples Retailing — 0.6%
Wal-Mart Stores, Inc.	100	4,817

	Shares/Par	Value

Consumer Staples — Continued
Household Products — 0.2%
Kimberly-Clark Corporation	25	$1,542

Tobacco — 3.8%
Altria Group, Inc.	400	29,372

Energy — 4.3%
Energy Equipment and Services — 1.0%
Baker Hughes Incorporated	36	2,947
Transocean Inc.	60	4,819	A

		7,766

Oil, Gas and Consumable Fuels — 3.3%
Anadarko Petroleum Corporation	134	6,390
Apache Corporation	97	6,620
Devon Energy Corporation	150	9,061
Exxon Mobil Corporation	30	1,841
Royal Dutch Shell PLC – ADR	24	1,608

		25,520

Financials — 22.6%
Capital Markets — 1.2%
Merrill Lynch & Co., Inc.	70	4,869
Morgan Stanley	70	4,425

		9,294

Commercial Banks — 2.5%
Lloyds TSB Group plc	1,950	19,144

Diversified Financial Services — 9.1%
Bank of America Corporation	343	16,518
Citigroup Inc.	465	22,431
J.P. Morgan Chase & Co.	752	31,584

		70,533

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Financials — Continued
Insurance — 5.2%
American International Group, Inc.	300	$17,715
The St. Paul Travelers Companies, Inc.	318	14,176
XL Capital Ltd.	127	7,773

		39,664

Thrifts and Mortgage Finance — 4.6%
Countrywide Financial Corporation	450	17,136
MGIC Investment Corporation	75	4,875
Washington Mutual, Inc.	300	13,674

		35,685

Health Care — 13.0%
Health Care Equipment and Supplies — 1.2%
Boston Scientific Corporation	550	9,262	A

Health Care Providers and Services — 8.8%
Health Net Inc.	370	16,713	A
UnitedHealth Group Incorporated	616	27,571
WellPoint Inc.	323	23,497	A

		67,781

Pharmaceuticals — 3.0%
Johnson & Johnson	180	10,786
Pfizer Inc.	540	12,674

		23,460

Industrials — 9.9%
Aerospace and Defense — 3.7%
General Dynamics Corporation	216	14,139
Lockheed Martin Corporation	200	14,348

		28,487

Industrial Conglomerates — 5.0%
General Electric Company	340	11,207
Tyco International Ltd.	1,000	27,500

		38,707

	Shares/Par	Value

Industrials — Continued
Machinery — 1.2%
Caterpillar Inc.	60	$4,469
Deere & Company	60	5,009

		9,478

Information Technology — 17.2%
Communications Equipment — 2.3%
Nokia Oyj – ADR	875	17,728

Computers and Peripherals — 4.9%
Dell Inc.	600	14,646	A
Hewlett-Packard Company	350	11,088
International Business Machines Corporation	152	11,677

		37,411

Internet Software and Services — 2.8%
eBay Inc.	350	10,251	A
Yahoo! Inc.	350	11,550	A

		21,801

IT Services — 0.9%
Accenture Ltd.	250	7,080

Semiconductors and Semiconductor Equipment — 4.0%
Applied Materials, Inc.	550	8,954
Intel Corporation	850	16,107
Texas Instruments Incorporated	200	6,058

		31,119

Software — 2.3%
Microsoft Corporation	405	9,437
Symantec Corporation	550	8,547	A

		17,984

Portfolio of Investments — Continued
American Leading Companies Trust — Continued

	Shares/Par	Value

Materials — 3.1%
Metals and Mining — 3.1%
Alcoa Inc.	200	$6,472
Newmont Mining Corporation	115	6,087
United States Steel Corporation	160	11,219

		23,778

Telecommunication Services — 5.3%
Wireless Telecommunication Services — 5.3%
ALLTEL Corporation	180	11,490
Sprint Nextel Corporation	1,471	29,405

		40,895

Utilities — 1.5%
Multi-Utilities — 1.5%
Dominion Resources, Inc.	100	7,479
Duke Energy Corporation	140	4,112

		11,591

Total Common Stocks and Equity Interests (Identified Cost — $534,828)		765,485

	Shares/Par	Value

Repurchase Agreements — 0.9%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $3,713 on 7/3/06 (Collateral: $3,770 Fannie Mae notes, 5.25%, due 10/30/07, value $3,795)	$3,712	$3,712
Goldman Sachs Group, Inc 5.19%, dated 6/30/06, to be repurchased at $3,713 on 7/3/06 (Collateral: $4,045 Fannie Mae bonds, 5%, due 6/1/36, value $3,796)	3,712	3,712

Total Repurchase Agreements (Identified Cost — $7,424)		7,424

Total Investments — 100.0% (Identified Cost — $542,252)		772,909
Other Assets Less Liabilities — N.M.		(229)

Net Assets — 100.0%		$772,680

Net Asset Value Per Share:
Primary Class		$23.20

Institutional Class		$23.92

A	Non-income producing.
ADR — American Depository Receipt.
N.M. — Not meaningful.

Portfolio of Investments
Balanced Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 65.5%
Consumer Discretionary — 6.8%
Hotels, Restaurants and Leisure — 1.8%
McDonald’s Corporation	28	$941

Media — 0.9%
The Walt Disney Company	15	462

Multi-Line Retail — 1.8%
Target Corporation	20	987

Office Equipment and Supplies — 1.1%
CANON Inc.	8	601

Specialty Retail — 1.2%
Lowe’s Companies, Inc.	11	667

Consumer Staples — 6.4%
Beverages — 1.6%
PepsiCo, Inc.	15	871

Food and Staples Retailing — 2.1%
SYSCO Corporation	19	568
Wal-Mart Stores, Inc.	12	559

		1,127

Household Products — 1.6%
Kimberly-Clark Corporation	14	851

Personal Products — 1.1%
Avon Products, Inc.	19	586

	Shares/Par	Value

Energy — 9.8%
Energy Equipment and Services — 5.0%
Nabors Industries, Ltd.	29	$963	A
National-Oilwell Varco Inc.	13	829	A
Schlumberger Limited	14	899

		2,691

Oil, Gas & Consumable Fuels — 4.8%
BP plc – ADR	10	724
ChevronTexaco Corporation	12	757
EnCana Corp.	22	1,137

		2,618

Financials — 10.4%
Capital Markets — 1.4%
The Goldman Sachs Group, Inc.	5	752

Consumer Finance — 1.6%
Capital One Financial Corporation	10	855

Diversified Financial Services — 2.2%
Citigroup Inc.	24	1,163

Insurance — 1.6%
Lincoln National Corporation	15	869

Thrifts and Mortgage Finance — 3.6%
Fannie Mae	21	1,015
The PMI Group, Inc.	21	949

		1,964

Portfolio of Investments — Continued
Balanced Trust — Continued

	Shares/Par	Value

Health Care — 10.2%
Biotechnology — 3.8%
Amgen Inc.	11	$685	A
MedImmune, Inc.	24	648	A
Medtronic, Inc.	15	722

		2,055

Health Care Equipment and Supplies — 3.2%
Biomet, Inc.	21	663
DENTSPLY International Inc.	6	388
Kyphon Inc.	10	368	A
STERIS Corporation	15	332

		1,751

Pharmaceuticals — 3.2%
Abbott Laboratories	12	506
Johnson & Johnson	10	593
Teva Pharmaceutical Industries Ltd. – ADR	19	603

		1,702

Industrials — 8.2%
Aerospace and Defense — 1.3%
L-3 Communications Holdings, Inc.	10	724

Industrial Conglomerates — 1.9%
General Electric Company	31	1,015

Machinery — 1.4%
Dover Corporation	15	737

Road and Rail — 3.6%
Kansas City Southern	42	1,175	A
Norfolk Southern Corporation	14	750

		1,925

	Shares/Par	Value

Information Technology — 8.3%
Communications Equipment — 2.6%
Cisco Systems, Inc.	37	$715	A
Nokia Oyj – ADR	35	709

		1,424

Computers and Peripherals — 1.5%
Dell Inc.	34	830	A

Semiconductors and Semiconductor Equipment — 2.7%
Applied Materials, Inc.	35	561
Intel Corporation	46	872

		1,433

Software — 1.5%
Microsoft Corporation	35	816

Materials — 2.8%
Chemicals — 1.7%
Praxair, Inc.	17	940

Metals and Mining — 1.1%
Rio Tinto plc – ADR	3	587

Utilities — 2.6%
Gas Utilities — 2.6%
Questar Corporation	17	1,400

Total Common Stocks and Equity Interests (Identified Cost — $28,590)		35,344

Portfolio of Investments — Continued
Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

Corporate Bonds and Notes — 12.9%
Aerospace and Defense — 0.9%
General Dynamics Corporation	4.500%	8/15/10	$500	$480

Capital Markets — 0.9%
Merrill Lynch & Co., Inc.	3.700%	4/21/08	500	484

Commercial Banks — 0.6%
Bank of America Corporation	5.125%	11/15/14	330	314

Computers and Peripherals — 0.6%
International Business Machines Corporation	3.800%	2/1/08	350	341

Diversified Financial Services — 1.5%
Citigroup Inc.	3.500%	2/1/08	350	339
First Data Corporation	3.375%	8/1/08	475	453

				792

Electric — 0.8%
General Electric Company	5.000%	2/1/13	450	431

Finance — 3.4%
American Express Credit Corporation	3.000%	5/16/08	575	549
Caterpillar Financial Services Corporation	4.300%	6/1/10	500	475
John Deere Capital Corporation	3.900%	1/15/08	350	341
SLM Corporation	5.480%	1/31/14	500	473	B

				1,838

Food and Staples Retailing — 2.5%
Kroger Company	6.750%	4/15/12	400	410
Safeway Inc.	4.800%	7/16/07	525	519
Wal-Mart Stores, Inc.	4.550%	5/1/13	475	444

				1,373

		Maturity
	Rate	Date	Par/Shares	Value

Oil and Gas — 0.9%
Pacific Gas and Electric Company	4.200%	3/1/11	$500	$468

Pharmaceuticals — 0.8%
Abbott Laboratories	3.750%	3/15/11	500	460

Total Corporate Bonds and Notes (Identified Cost — $7,248)				6,981

U.S. Government and Agency Obligations — 15.4%
Fixed Rate Securities — 13.8%
Fannie Mae	3.250%	2/15/09	750	710
Fannie Mae	3.875%	2/15/10	250	237
Fannie Mae	4.625%	10/15/14	200	189
Federal Farm Credit Bank	3.750%	4/9/10	475	448
Freddie Mac	3.160%	5/7/07	675	662
Freddie Mac	3.625%	9/15/08	250	241
Freddie Mac	4.500%	11/15/12	350	331
United States Treasury Notes	3.250%	8/15/07	1,100	1,076
United States Treasury Notes	3.375%	11/15/08	1,500	1,441
United States Treasury Notes	3.625%	7/15/09	900	862
United States Treasury Notes	4.000%	2/15/14	550	511
United States Treasury Notes	4.250%	10/15/10	300	290
United States Treasury Notes	4.375%	11/15/08	500	492

				7,490

Stripped Securities — 0.7%
United States Treasury STRIPS	0.000%	5/15/13	525	371	C

Treasury Inflation-Indexed Securities — 0.9%
United States Treasury Inflation-Protected Security	2.000%	1/15/14	491	473	D

Total U.S. Government and Agency Obligations (Identified Cost — $8,645)				8,334

Portfolio of Investments — Continued
Balanced Trust — Continued

		Maturity
	Rate	Date	Par/Shares	Value

U.S. Government Agency Mortgage-Backed Securities — 5.2%
Fixed Rate Securities — 5.2%
Fannie Mae	5.000%	7/1/18 to
		1/1/36	$1,035	$985
Fannie Mae	5.500%	10/1/34	906	873
Government National Mortgage Association	5.500%	6/15/34	311	301
Government National Mortgage Association	6.000%	1/15/29 to
		1/15/34	465	462
Government National Mortgage Association	7.000%	2/15/28 to
		12/15/31	154	159

Total U.S. Government Agency Mortgage- Backed Securities (Identified Cost — $2,876)				2,780

Repurchase Agreements — 2.5%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $679 on 7/3/06 (Collateral: $690 Fannie Mae notes, 5.25%, due 10/30/07, value $695)			679	679

Goldman, Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $679 on 7/3/06 (Collateral: $720 Fannie Mae bonds, 5.5%, due 4/1/36, value $695)			679	679

Total Repurchase Agreements (Identified Cost — $1,358)				1,358

Total Investments — 101.5% (Identified Cost — $48,717)	54,797
Other Assets Less Liabilities — (1.5)%	(802)

Net Assets — 100.0%	$53,995

Net Asset Value Per Share:
Primary Class	$10.81

Financial Intermediary Class	$10.81

Institutional Class	$10.77

A	Non-income producing.

B	Indexed Security — The rates of interest earned on these securities are tied to the Consumer Price Index or to the London Interbank Offered Rate (“LIBOR”). The coupon rates are the rates as of June 30, 2006.

C	STRIPS — Separate Trading of Registered Interest and Principal of Securities. This is a pre-stripped zero coupon bond that is a direct obligation of the U.S. Treasury.

D	Inflation-Protected Securities — Security whose principal value is adjusted daily or monthly in accordance with changes to the Consumer Price Index for All Urban Consumers. Interest is calculated on the basis of the current adjusted principal value.
ADR — American Depository Receipt.

Portfolio of Investments
Financial Services Fund
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Shares/Par	Value

Common Stocks and Equity Interests — 96.7%
Financials — 92.7%
Banks — 40.4%
Cascade Bancorp	45	$1,283
Cascade Financial Corporation	63	967
Commerce Bancshares, Inc.	30	1,501
Cullen/ Frost Bankers, Inc.	20	1,146
Fidelity Bankshares, Inc.	35	1,114
First Financial Bankshares, Inc.	20	731
First State Bancorporation	60	1,427
Glacier Bancorp, Inc.	63	1,829
Greater Bay Bancorp	40	1,150
Harbor Florida Bancshares, Inc.	40	1,486
IBERIABANK Corporation	25	1,438
Marshall & Ilsley Corporation	18	818
Mercantile Bankshares Corporation	38	1,338
North Fork Bancorporation, Inc.	70	2,112
Northrim BanCorp Inc.	40	1,004
Summit Bank Corporation	59	919
SunTrust Banks, Inc.	20	1,525
TCF Financial Corporation	50	1,322
Texas Regional Bancshares, Inc.	55	2,086
The Bank Holdings	6	117	A
Wainwright Bank & Trust Company	84	916

		26,229

Commercial Banks — 17.9%
AmericanWest Bancorporation	50	1,132
Bank of America Corporation	28	1,324
Commercial Bankshares Incorporated	20	740
Epic Bancorp	50	730
First Horizon National Corporation	25	1,005
First Keystone Corporation	34	633
First Security Group Inc.	25	290
Gateway Financial Holdings Inc.	56	851
Leesport Financial Corporation	2	48
Riverview Bancorp, Inc.	51	1,328
Somerset Hills Bancorp	43	575
Summit Bancshares, Inc.	40	848
Sussex Bancorp	32	461

Portfolio of Investments — Continued
Financial Services Fund — Continued

	Shares/Par	Value

Financials — Continued
Commercial Banks — Continued
TD Banknorth, Inc.	25	$722
Zions Bancorporation	12	929

		11,616

Diversified Financial Services — 6.5%
Financial Federal Corporation	23	626
Highbury Financial Inc.	150	1,095	A
J.P. Morgan Chase & Co.	28	1,175
SLM Corporation	25	1,323

		4,219

Insurance — 24.8%
American Safety Insurance Holdings, Ltd.	70	1,155	A
AmerUs Group Co.	25	1,464
Assurant, Inc.	35	1,694
Brown & Brown, Inc.	52	1,519
CRM Holdings, Ltd.	100	1,047	A
Hanover Insurance Group Inc.	22	1,044
Hilb, Rogal and Hamilton Company	30	1,118
Lincoln National Corporation	25	1,411
Old Republic International Corporation	69	1,469
Philadelphia Consolidated Holding Corp.	45	1,366	A
RLI Corp.	32	1,542
StanCorp Financial Group, Inc.	25	1,273

		16,102

Savings and Loan Companies — 3.1%
Citizens First Bancorp, Inc.	15	403
United Financial Corp.	29	620
Willow Grove Bancorp, Inc.	60	955

		1,978

	Shares/Par	Value

Information Technology — 4.0%
Internet Software and Services — 1.4%
Online Resources Corporation	90	$931	A

IT Services — 2.6%
Fiserv, Inc.	37	1,678	A

Total Common Stocks and Equity Interests (Identified Cost — $43,613)		62,753

Repurchase Agreements — 0.7%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $221 on 7/3/06 (Collateral: $225 Fannie Mae notes, 5.25%, due 10/30/07, value $226)	$221	221
Goldman Sachs Group, Inc. 5.19%, dated 6/30/06, to be repurchased at $221 on 7/3/06 (Collateral: $242 Fannie Mae bonds, 5%, due 6/1/36, value $227)	221	221

Total Repurchase Agreements (Identified Cost — $442)		442

Total Investments — 97.4% (Identified Cost — $44,055)		63,195
Other Assets Less Liabilities — 2.6%		1,697

Net Assets — 100.0%		$64,892

Net Asset Value Per Share:
Primary Class		$14.24

Financial Intermediary Class		$15.34

A	Non-income producing.

Portfolio of Investments
U.S. Small-Capitalization Value Trust
June 30, 2006 (Unaudited)
(Amounts in Thousands)

	Share/Par	Value

Common Stocks and Equity Interests — 97.5%
Auto and Transportation — 7.6%
ABX Air, Inc.	56	$340	A
Accuride Corporation	14	172	A
Aftermarket Technology Corp.	39	960	A
American Axle & Manufacturing Holdings, Inc.	74	1,266
ArvinMeritor, Inc.	143	2,450
Asbury Automotive Group Inc.	48	1,005	A
Bandag, Incorporated	16	593
Bandag, Incorporated – Class A	12	360
Bristow Group, Inc.	17	626	A
Commercial Vehicle Group, Inc.	22	463	A
Dorman Products, Inc.	11	134	A
ExpressJet Holdings, Inc.	109	753	A
Featherlite, Inc.	11	50	A
GulfMark Offshore, Inc.	11	282	A
Mesa Air Group Inc.	61	604	A
Modine Manufacturing Company	20	472
Navistar International Corporation	60	1,472	A
Polaris Industries Inc.	12	511
Republic Airways Holdings Inc.	45	757	A
SkyWest, Inc.	111	2,760
Supreme Industries, Inc.	14	102
Swift Transportation Co., Inc.	23	740	A
The Goodyear Tire & Rubber Company	23	257	A
TRW Automotive Holdings Corp.	27	742	A
Wabash National Corporation	33	502
Werner Enterprises, Inc.	12	243
YRC Worldwide, Inc.	17	720	A

		19,336

Consumer Discretionary — 21.5%
American Greetings Corporation	89	1,872
Bakers Footwear Group, Inc.	7	92	A
Big 5 Sporting Goods Corporation	24	470
BJ’s Wholesale Club, Inc.	65	1,851	A
Blyth, Inc.	54	1,002

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Consumer Discretionary — Continued
Borders Group, Inc.	132	$2,440
Brown Shoe Company, Inc.	22	741
Cadmus Communications Corporation	6	99
CBRL Group, Inc.	28	936
CEC Entertainment Inc.	5	154	A
Charming Shoppes, Inc.	27	308	A
Chromcraft Revington, Inc.	11	127	A
Columbia Sportswear Company	20	919	A
Convergys Corporation	104	2,018	A
CSS Industries, Inc.	22	633
EarthLink, Inc.	159	1,374	A
Ethan Allen Interiors Inc.	46	1,678
Finlay Enterprises, Inc.	18	154	A
Flexsteel Industries, Inc.	5	62
Franklin Electronic Publishers	2	5	A
Frisch’s Restaurants, Inc.	6	140
Furniture Brands International, Inc.	106	2,201
Genesco Inc.	38	1,297	A
Global Imaging Systems, Inc.	1	25	A
Group 1 Automotive, Inc.	43	2,440
Handleman Company	46	372
Hartmarx Corporation	35	208	A
Hastings Entertainment, Inc.	21	165	A
IKON Office Solutions, Inc.	63	796
InfoSpace, Inc.	28	637	A
Jack in the Box Inc.	64	2,521	A
JAKKS Pacific, Inc.	35	693	A
Journal Register Company	54	487
K-Swiss Inc.	23	603
Kenneth Cole Productions, Inc.	11	234
Landry’s Restaurants, Inc.	7	230
Lenox Group, Inc.	24	170	A
Lithia Motors, Inc.	22	655
Mity Enterprises, Inc.	5	89	A
Navigant International, Inc.	31	497	A
New York & Company, Inc.	13	126	A

	Share/Par	Value

Consumer Discretionary — Continued
Opinion Research Corporation	5	$29	A
Outlook Group Corp.	3	33
P & F Industries, Inc.	1	14	A
Pacific Sunwear of California, Inc.	47	834	A
Perry Ellis International, Inc.	9	235	A
PETCO Animal Supplies, Inc.	42	860	A
Pre-Paid Legal Services, Inc.	8	279
RadioShack Corporation	26	365
Rent-A-Center, Inc.	64	1,601	A
REX Stores Corporation	22	321	A
Russell Corporation	7	118
Ryan’s Restaurant Group Inc.	85	1,007	A
Schiff Nutrition International, Inc.	11	72	A
Scholastic Corporation	42	1,080	A
Sonic Automotive, Inc.	59	1,302
Spectrum Brands, Inc.	55	711	A
Speedway Motorsports, Inc.	8	287
Stage Stores, Inc.	55	1,807
Stanley Furniture Company, Inc.	16	393
Steinway Musical Instruments, Inc.	7	174	A
Strattec Security Corporation	7	339	A
Tempur-Pedic International Inc.	90	1,212	A
The Finish Line, Inc.	12	147
The Talbots, Inc.	25	463
The Timberland Company	55	1,446	A
The Yankee Candle Company, Inc.	26	658
Tuesday Morning Corporation	46	600
Tupperware Corporation	79	1,561
UniFirst Corporation	7	228
United Auto Group, Inc.	114	2,442
Valassis Communications, Inc.	5	113	A
Vertrue Incorporated	15	663	A
Wilsons The Leather Experts Inc.	41	166	A
Zale Corporation	82	1,985	A

		55,066

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Consumer Staples — 3.3%
Chiquita Brands International, Inc.	73	$1,009
Del Monte Foods Company	207	2,324
Ingles Markets, Incorporated	9	156
Nash-Finch Company	14	300
NBTY, Inc.	22	517	A
Ruddick Corporation	84	2,066
Smart & Final Inc.	2	35	A
The J. M. Smucker Company	6	268
Universal Corporation	47	1,757

		8,432

Energy — 3.3%
Brigham Exploration Company	48	382	A
Encore Acquisition Company	36	966	A
Energen Corporation	4	135
Energy Partners, Ltd.	14	269	A
Forest Oil Corporation	8	255	A
Mexco Energy Corporation	1	11	A
Pogo Producing Company	4	189
Stone Energy Corporation	54	2,491	A
The Houston Exploration Company	41	2,521	A
The Meridian Resource Corporation	92	323	A
The Oilgear Company	2	24	A
TransMontaigne Inc.	75	835	A

		8,401

Financials — 36.7%
21st Century Insurance Group	65	940
ACE Cash Express, Inc.	18	518	A
Advanta Corp.	15	482
Affirmative Insurance Holdings, Inc.	15	236
Alfa Corporation	58	963
American Equity Investment Life Holding Company	55	583
American National Bankshares Inc.	10	222
Ameris Bancorp	18	408

	Share/Par	Value

Financials — Continued
AmerUs Group Co.	69	$4,040
Anchor BanCorp Wisconsin, Inc.	41	1,222
Argonaut Group, Inc.	28	855	A
Arrow Financial Corporation	11	290
Asset Acceptance Capital Corp.	40	782	A
BancFirst Corporation	18	808
BancorpSouth, Inc.	47	1,292
Bristol West Holdings Inc.	29	466
California First National Bancorp	7	95
Camden National Corporation	12	475
Capital Title Group, Inc.	4	30
Ceres Group, Inc.	69	430	A
Chemical Financial Corporation	40	1,238
Chittenden Corporation	7	168
Citizens Banking Corporation	29	701
CNA Surety Corporation	45	769	A
Columbia Banking System, Inc.	24	894
Community Bank System, Inc.	31	617
Community Trust Bancorp, Inc.	25	865
Corus Bankshares, Inc.	72	1,895
Delphi Financial Group, Inc.	61	2,223
Deluxe Corporation	67	1,171
Dime Community Bancshares	13	182
Direct General Corporation	40	682
Donegal Group Inc. – Class A	7	143
Donegal Group Inc. – Class B	4	61
Downey Financial Corp.	39	2,646
Electro Rent Corporation	3	43	A
F.N.B. Corporation	60	938
FBL Financial Group, Inc.	56	1,805
First Bancorp	7	151
First Commonwealth Financial Corporation	21	265
First Community Bancshares, Inc.	12	383
First Financial Corporation	0.2	6
First Financial Holdings, Inc.	19	605
First Financial Service Corporation	5	163

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Financials — Continued
First M&F Corporation	11	$214
First Mutual Bancshares, Inc.	6	156
First Place Financial Corp.	16	359
First United Corporation	8	169
Firstbank Corporation	1	26
FirstFed Financial Corp.	26	1,505	A
Flagstar Bancorp, Inc.	42	675
Flushing Financial Corporation	32	582
FNB Corp.	7	124
FNB Corporation	12	444
Franklin Bank Corporation	23	464	A
Fremont General Corporation	107	1,984
German American Bancorp	10	130
Great American Financial Resources, Inc.	39	810
Greater Bay Bancorp	13	385
Greene County Bancshares, Inc.	0.4	11
Hanover Insurance Group Inc	23	1,101
Harleysville Group Inc.	19	587
Harleysville National Corporation	11	242
Harrington West Financial Group, Inc.	8	122
HMN Financial, Inc.	6	209
Horace Mann Educators Corporation	45	754
IBERIABANK Corporation	6	338
IndyMac Bancorp, Inc.	97	4,444
Infinity Property & Casualty Corporation	40	1,636
Integra Bank Corporation	5	102
International Bancshares Corporation	23	631
Interpool, Inc.	30	655
Intersections Inc.	17	186	A
ITLA Capital Corporation	7	384
John H. Harland Company	50	2,192
Lakeland Financial Corporation	11	272
LandAmerica Financial Group, Inc.	31	2,028
MAF Bancorp, Inc.	35	1,502
MainSource Financial Group, Inc.	16	273
Marlin Business Services Corp.	10	219	A

	Share/Par	Value

Financials — Continued
MBT Financial Corp.	2	$37
Meadowbrook Insurance Group, Inc.	48	397	A
Merchants Bancshares, Inc.	4	101
National Western Life Insurance Company	4	935	A
NBT Bancorp Inc.	36	828
NCO Group, Inc.	59	1,565	A
North Central Bancshares, Inc.	3	97
North Valley Bancorp	11	196
Northrim BanCorp Inc.	8	203
Nymagic, Inc.	8	241
OceanFirst Financial Corp.	13	287
Odyssey Re Holdings Corp.	101	2,656
Ohio Casualty Corporation	55	1,640
Old Point Financial Corporation	2	46
Oriental Financial Group Inc.	26	326
PAB Bankshares, Inc.	14	253
Park National Corporation	2	208
Parkvale Financial Corporation	9	254
PennFed Financial Services, Inc.	1	24
Penns Woods Bancorp, Inc.	5	180
Peoples Bancorp Inc.	19	567
PFF Bancorp, Inc.	27	891
Presidential Life Corporation	33	816
ProCentury Corp.	12	170
Provident Bankshares Corporation	24	880
Renasant Corporation	15	601
Republic Bancorp, Inc.	119	1,472
Republic First Bancorp, Inc.	13	181	A
S&T Bancorp, Inc.	8	266
Safety Insurance Group, Inc.	27	1,265
Sierra Bancorp	6	163
Simmons First National Corporation	8	244
Sky Financial Group, Inc.	6	135
Southwest Bancorp, Inc.	11	270
StanCorp Financial Group, Inc.	14	713
Sterling Financial Corporation	9	276

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Financials — Continued
Stewart Information Services Corporation	29	$1,035
Susquehanna Bancshares, Inc.	22	523
SWS Group, Inc.	8	183
Taylor Capital Group, Inc.	6	227
The Commerce Group, Inc.	113	3,344
The Midland Company	18	671
The Phoenix Companies, Inc.	19	272
Timberland Bancorp, Inc.	6	200
Triad Guaranty Inc.	20	976	A
TriCo Bancshares	14	371
Trustmark Corporation	63	1,961
Unico American Corporation	5	56	A
United Bankshares, Inc.	18	656
United Community Financial Corp.	32	386
United Fire & Casualty Company	15	440
United Security Bancshares, Inc.	6	172
Univest Corporation of Pennsylvania	10	279
Washington Banking Company	5	105
Washington Federal, Inc.	41	942
Webster Financial Corporation	11	517
West Coast Bancorp	13	383
World Acceptance Corporation	23	799	A
WSFS Financial Corporation	4	246
Yadkin Valley Bank and Trust Company	6	88

		93,882

Health Care — 2.5%
Apria Healthcare Group Inc.	79	1,493	A
Atrion Corporation	2	128
Cantel Medical Corp.	17	246	A
CONMED Corporation	15	304	A
Kindred Healthcare, Inc.	50	1,303	A
LifePoint Hospitals, Inc.	21	668	A
Magellan Health Services, Inc.	43	1,967	A

	Share/Par	Value

Health Care — Continued
National Home Health Care Corp.	12	$115
SFBC International, Inc.	11	171	A

		6,395

Materials — 6.1%
Ameron International Corporation	15	972
Bluegreen Corporation	36	416	A
BlueLinx Holdings Inc.	27	345
Building Materials Holding Corporation	47	1,315
Cytec Industries Inc.	1	48
Ennis Business Forms, Inc.	15	295
Georgia Gulf Corporation	33	826
Gibraltar Industries Inc.	38	1,113
Gold Kist Inc.	54	723	A
GrafTech International Ltd.	90	523	A
Hercules Incorporated	9	130	A
Key Tronic Corporation	11	41	A
Lennox International Inc.	28	733
Louisiana-Pacific Corporation	7	149
NN Inc.	18	219
Northwest Pipe Company	7	178	A
Olin Corporation	77	1,377
PolyOne Corporation	122	1,069	A
Silgan Holdings Inc.	30	1,110
The Timken Company	12	416
Universal Forest Products, Inc.	17	1,092
Worthington Industries, Inc.	117	2,447

		15,537

Miscellaneous — 0.2%
FMC Corporation	8	483
Hawkins, Inc.	4	56

		539

Producer Durables — 4.2%
AGCO Corporation	120	3,156	A
Beazer Homes USA, Inc.	5	225

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Producer Durables — Continued
Briggs & Stratton Corporation	67	$2,075
Cohu, Inc.	25	440
Craftmade International, Inc.	9	157
Dominion Homes, Inc.	4	36	A
Ducommun Incorporated	8	143	A
ElkCorp	26	725
Headwaters Incorporated	6	153	A
Kennametal Inc.	7	436
Kulicke and Soffa Industries, Inc.	23	168	A
Levitt Corporation	11	171
Photronics, Inc.	27	398	A
Plantronics, Inc.	28	613
Sigmatron International, Inc.	5	41	A
Standard Pacific Corp.	1	21
Standex International Corporation	25	759
Summa Industries	7	71
United Industrial Corporation	7	335
WCI Communities, Inc.	4	77	A
WesBanco, Inc.	15	452

		10,652

Technology — 3.0%
Applix, Inc.	6	41	A
Astea International Inc.	3	27	A
Bell Microproducts Inc.	30	163	A
Covansys Corporation	24	307	A
Dataram Corporation	11	51
Dynamics Research Corporation	12	167	A
Hutchinson Technology Incorporated	32	692	A
InterVideo Inc.	21	202	A
Intervoice, Inc.	42	298	A
Journal Communications, Inc.	48	538
OmniVision Technologies, Inc.	38	809	A
PortalPlayer Inc	5	51	A
Sensient Technologies Corporation	84	1,763
SpectraLink Corporation	4	32

	Share/Par	Value

Technology — Continued
SYNNEX Corporation	38	$724	A
TESSCO Technologies Incorporated	8	150	A
TSR, Inc.	7	31
United Online, Inc.	117	1,405
Westell Technologies, Inc.	73	161	A
Wireless Telecom Group, Inc.	40	105

		7,717

Utilities — 9.1%
Atmos Energy Corporation	80	2,222
Cleco Corporation	22	516
Commonwealth Telephone Enterprises, Inc.	23	776
Duquesne Light Holdings Inc.	103	1,693
Great Plains Energy Incorporated	73	2,031
Green Mountain Power Corporation	5	184
HickoryTech Corporation	14	95
Iowa Telecommunications Services Incorporated	33	630
New Jersey Resources Corporation	18	819
Nicor Inc.	3	108
North Pittsburgh Systems, Inc.	2	44
Northeast Utilities	14	296
Otter Tail Corporation	1	29
Peoples Energy Corporation	61	2,205
Premiere Global Services, Inc.	63	474	A
Puget Energy, Inc.	79	1,699
South Jersey Industries, Inc.	34	937
TALK America Holdings, Inc.	54	337	A
The Laclede Group, Inc.	23	776
Vectren Corporation	44	1,202
Westar Energy, Inc.	59	1,238
WGL Holdings Inc.	81	2,336
WPS Resources Corporation	51	2,549

		23,196

Total Common Stocks and Equity Interests (Identified Cost — $206,463)		249,153

Portfolio of Investments — Continued
U.S. Small-Capitalization Value Trust — Continued

	Share/Par	Value

Repurchase Agreements — 2.5%
Bank of America 5.15%, dated 6/30/06, to be repurchased at $3,279 on 7/3/06 (Collateral: $3,330 Fannie Mae notes, 5.25%, due 10/30/07, value $3,352)	$3,278	$3,278
Goldman, Sachs & Company 5.19%, dated 6/30/06, to be repurchased at $3,279 on 7/3/06 (Collateral: $3,572 Fannie Mae bonds, 5%, due 6/1/36, value $3,352)	3,277	3,277

Total Repurchase Agreements (Identified Cost — $6,555)		6,555

Total Investments — 100.0% (Identified Cost — $213,018)		255,708
Other Assets Less Liabilities — N.M.		(90)

Net Assets — 100.0%		$255,618

Net Asset Value Per Share:
Primary Class		$13.71

Institutional Class		$15.18

A	Non-income producing.
N.M. — Not meaningful.

Security Valuation
     Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by an independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.
     Each Fund’s securities are valued on the basis of available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. Each Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund would expect to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published values or from the values that would have been used had a ready market for the investments existed, and the differences could be material. At, June 30, 2006, there were no fair valued securities for any of the Funds.
Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 — Controls and Procedures
(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.
Item 3 — Exhibits
Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Legg Mason Investors Trust, Inc.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: August 23, 2006
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.
By: /s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Investors Trust, Inc.
Date: August 23, 2006
By: /s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Investors Trust, Inc.
Date: August 21, 2006